Related party transactions - Other operating income (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Related party transactions
Income from technical support services	$ 119
Lightmap Ltd | Castcrown Ltd
Related party transactions
Income from technical support services	$ 119